Exceptional items	12 Months Ended
Dec. 31, 2019
Exceptional items
Exceptional items

4. Exceptional items

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Legal matter	15	—	—
Start-up related costs	13	48	8
Restructuring and other costs	6	50	32
Impairment - property, plant and equipment	5	5	38
Past service (credit)/charge	(37)	5	—
Exceptional items - cost of sales	2	108	78
Transaction-related costs	51	17	45
Exceptional items - SGA expenses	51	17	45
Impairment - goodwill	—	186	—
Exceptional items - impairment of intangible assets	—	186	—
Debt refinancing and settlement costs	200	16	117
Loss on derivative financial instruments	3	6	15
Exceptional items - finance expense	203	22	132
Share of exceptional items in material joint venture	39	—	—
Exceptional items from continuing operations	295	333	255
Exceptional income tax charge/(credit)	3	(49)	(124)
Exceptional items from continuing operations, net of tax	298	284	131
Exceptional items from discontinued operation, net of tax	(1,527)	13	12
Total exceptional (credit)/charge, net of tax	(1,229)	297	143

Exceptional items are those that in management’s judgment need to be disclosed by virtue of their size, nature or incidence.

2019

Exceptional items of $1,229 million have been recognized for the year ending December 31, 2019, primarily comprising:

•	$15 million related to a legal matter as described in Note 28 of the consolidated financial statements.
•

$24 million related to the Group’s capacity realignment programs, including start-up related costs ($13 million), restructuring costs ($6 million), property, plant and equipment impairment charges ($5 million). These costs were incurred in Glass Packaging North America ($15 million), Glass Packaging Europe ($5 million), Metal Beverage Packaging America ($2 million) and Metal Beverage Packaging Europe ($2 million).

•	$37 million pension service credit recognized in Glass Packaging North America following amendments to a pension scheme.
•

$51 million transaction-related costs, primarily comprising costs relating to the combination of the Group’s Food & Specialty Metal Packaging business with the business of Exal Corporation to form Trivium.

•

$200 million debt refinancing and settlement costs related to the redemption of notes in August and November 2019 as described in Note 20, premium payable on the early redemption of the notes of $165 million, accelerated amortization of deferred finance costs, and include interest charges from the call date to date of redemption and $3 million exceptional loss on the termination of derivative financial instruments.

•	$39 million from the share of exceptional items in the Trivium joint venture.
•	$3 million from tax charge, as described in Note 6.
•	$1,527 million from discontinued operation, net of tax, primarily related to the gain, net of directly attributable disposal costs, on the disposal of the Food & Specialty Metal Packaging business.

2018

Exceptional items of $297 million have been recognized for the year ending December 31, 2018, primarily comprising:

•

$103 million related to the Group’s capacity realignment programs, including start-up related costs ($48 million)  restructuring costs ($50 million), property, plant and equipment impairment charges ($5 million). These costs were incurred in Glass Packaging North America ($78 million), Metal Beverage Packaging Europe ($24 million), Glass Packaging Europe ($5 million) and a cost reduction in Metal Beverage Packaging Americas ($4 million).

•

$5 million pension service cost recognized in Metal Beverage Packaging Europe and Glass Packaging Europe following a High Court ruling in the U.K. in October 2018 in respect of GMP equalization (Note 21).

•	$17 million transaction-related costs, primarily comprised of costs relating to acquisition, integration and other transactions.
•	$186 million impairment of goodwill in Glass Packaging North America.
•

$16 million debt refinancing and settlement costs primarily relating to the redemption of the Group’s $440 million 6.000% Senior Notes due 2021 in July 2018, principally comprising an early redemption premium and accelerated amortization of deferred finance costs.

•	$6 million exceptional loss on the termination of the Group’s $440 million U.S. dollar to euro CCIRS in July 2018.
•	$49 million from tax credits, as described in Note 6.
•	$13 million related to exceptional items from discontinued operation, net of tax.

2017

Exceptional items of $143 million have been recognized for the year ending December 31, 2017, primarily comprising:

•

$78 million related to the Group’s capacity realignment programs, including restructuring costs ($32 million),   start-up related costs ($8 million) and property, plant and equipment impairment charges ($38 million). These costs were incurred in Glass Packaging North America ($43 million), Metal Beverage Packaging Europe ($33 million) and Metal Beverage Packaging Americas ($2 million).

•	$45 million transaction related costs, primarily comprised of costs directly attributable to the Beverage Can Acquisition and integration of that business and other IPO and transaction-related costs.
•

$117 million debt refinancing and settlement costs relating to the notes and loans redeemed and repaid in January, March, April, June, and August 2017, principally comprising premiums payable on the early redemption of the notes and accelerated amortization of deferred finance costs and issue discounts.

•

$15 million exceptional loss on the termination in June 2017, of $500 million of the Group’s U.S. dollar to British pound CCIRS, of which $12 million relates to cumulative losses recycled from other comprehensive income.

•	$124 million from tax credits, as described in Note 6.
•	$12 million related to exceptional items from discontinued operation, net of tax.